General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Increase through Environment, Health and Safety Expenses, Exploration and Evaluation Assets
Consulting fees	$ 40	$ 66	$ 124	$ 231
Professional fees	20	78	101	113
Management fees	110	194	366	567
Investor relations	31	1	45	28
Filing fees	16	41	37	69
Salaries and benefits	80	175	248	453
General office expenses	18	29	58	176
Total	$ 315	$ 584	$ 979	$ 1,637